Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Goodwill € '000s	Customer databases € '000s	Brands € '000s	Licenses € '000s	Exclusive license rights € '000s	Marketing and data analytics know-how € '000s	Acquired technology € '000s	Internally-generated software development costs € '000s	Total € '000s
Cost
At January 1, 2022	25,023	27,176	74,093	5,710	55,000	117,442	29,628	30,921	364,993
Arising as a result of merger	—	—	—	—	—	—	—	10	10
Arising in business combinations	37,869	12,831	1,576	—	—	10,579	1,163	—	64,018
Disposals	—	—	—	(64)	—	—	—	(43)	(107)
Additions	—	—	—	863	—	—	(1,767)	22,401	21,497
Write off of goodwill	(278)	—	—	—	—	—	—	—	(278)
Effects of movements in exchange rates	(1,061)	(332)	(276)	(181)	—	122	(38)	45	(1,721)
At December 31, 2022	61,553	39,675	75,393	6,328	55,000	128,143	28,986	53,334	448,412
Arising in business combinations	88,175	5,733	—	32,574	—	—	21,546	—	148,028
Disposals	—	—	—	(890)	—	—	(26,032)	(1,766)	(28,688)
Transfer from WIP	—	—	—	918	—	—	—	(918)	—
Additions	—	—	381	3,770	—	—	343	44,902	49,396
Transfer to assets held for sale	(18,587)	(3,913)	(386)	(249)	—	—	(4,658)	—	(27,793)
Effects of movements in exchange rates	(1,066)	184	246	(1,179)	—	36	(519)	(499)	(2,797)
At December 31, 2023	130,075	41,679	75,634	41,272	55,000	128,179	19,666	95,053	586,558

Accumulated amortization and impairment
At January 1, 2022	—	20,520	17,580	2,297	55,000	45,074	19,186	7,359	167,016
Amortization charge for the year	—	4,876	7,360	819	—	26,322	7,190	8,780	55,347
Disposals	—	—	—	(2)	—	—	—	(68)	(70)
Effects of movements in exchange rates	—	(50)	(1)	(29)	—	(14)	(18)	2	(110)
At December 31, 2022	—	25,346	24,939	3,085	55,000	71,382	26,358	16,073	222,183
Amortization charge for the year	—	10,456	7,477	5,043	—	27,745	3,614	14,741	69,076
Disposals	—	—	—	(890)	—	—	(25,633)	(428)	(26,951)
Impairment charge for the year	35,949	—	—	336	—	—	—	8	36,293
Transfer to assets held for sale	—	(978)	(14)	(124)	—	—	(291)	—	(1,407)
Effects of movements in exchange rates	(789)	7	2	(134)	—	22	(38)	(16)	(946)
At December 31, 2023	35,160	34,831	32,404	7,316	55,000	99,149	4,010	30,378	298,248

Net Book Value
At December 31, 2022	61,553	14,329	50,454	3,243	—	56,761	2,628	37,261	226,229
At December 31, 2023	94,915	6,848	43,230	33,956	—	29,030	15,656	64,675	288,310